Madison Funds Legal & Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
480/443-9537

February 28, 2012

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:  Ultra Series Fund
     File No. 811-4815
    Form N-CSR Filing

Dear Sir/Madam:

Filed electronically herein in html format are the registrant's certified financial statements, the additional matters required by Form N-CSR and the applicable certifications and attachments to the Form.

If you have any questions, please call me at the number above or our General Counsel, Pamela Krill, at 608-216-9147.

Respectfully submitted,

(signature)

W. Richard Mason
Chief Compliance Officer and Corporate Counsel

Enclosures